Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Oct. 10, 2012 Brand	Dec. 29, 2012	Dec. 29, 2012 PLG [Member] Brand	Dec. 31, 2011 PLG [Member]	Oct. 09, 2012 PLG [Member]
Business Acquisition [Line Items]
Business acquisition price paid in cash			$ 88.8		$ 1,249.5
Number of brands	16		16
Non-recurring transaction and integration costs		4.5	42.2
Non-recurring transaction and integration costs included within selling, general, and administrative expenses			32.5
Non-recurring transaction and integration costs included within interest expense			5.2
Non-recurring transaction and integration costs included within cost of goods sold			4.5
Professional and legal fees			(14.9)
Taxes paid on behalf of the seller			(9.7)
Severance			(2.7)
Onetime software license fees			(2.4)
Other onetime costs			2.8
Goodwill		419.6	419.6
Value of inventory			4.0
Fixed assets written up to estimated fair market value			18.8
Non-recurring charge to cost of goods sold related to the fair value adjustment to acquisition-date inventory			4.5	4.5
Amortization of acquired intangibles			24.7	32.1
Acquisition-related expenses			32.5	32.5
Additional interest expense			35.0	63.2
Severance costs incurred related to integration			$ 5.2